UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-08060


                             PIC SMALL CAP PORTFOLIO
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              300 North Lake Avenue
                             Pasadena, CA 91101-4106
                    ----------------------------------------
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (626) 449-8500

                               WILLIAM T. WARNICK
                          Provident Investment Counsel
                              300 North Lake Avenue
                             Pasadena, CA 91101-4106
                     ---------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                              515 S. Flower Street
                           Los Angeles, CA 90071-2228


Date of fiscal year end:   OCTOBER 31, 2003
                           ----------------

Date of reporting period:  APRIL 30, 2003
                           ----------------

Item 1: Reports to Stockholders -


SEMI-ANNUAL REPORT
PERIOD ENDING APRIL 30, 2003

   PIC
PROVIDENT
INVESTMENT
 COUNSEL
EST. 1951

FAMILY OF GROWTH-ORIENTED MUTUAL FUNDS
SMALL CAP GROWTH FUND I


                                  GROWTH STOCK
                               LEADERS FOR A HALF
                                    CENTURY

www.provnet.com

CONTENTS

2       President's Letter
3       The U.S. Equity Investment Environment
4       Fund Review
6       Outlook & Strategy

THE FUND

7       Statement of Assets and Liabilities
8       Statement of Operations
9       Statements of Changes
        in Net Assets
10      Financial Highlights
11      Notes to Financial Statements
13      Statement of Net Assets

THE PORTFOLIO

17      Statement of Operations
18      Statements of Changes in Net Assets
18      Selected Ratio Data
19      Notes to Financial Statements

PRESIDENT'S LETTER

WELCOME

Thank you for choosing Provident Investment Counsel. If you are a new investor to our family of funds, we welcome you. For many years, we have managed portfolios for major institutions, public funds, endowments, foundations and individuals.

We are pleased to offer our style consistent growth strategies that allow our shareholders to invest a portion of their overall investment plan into a portfolio of high quality, rapid growing companies.

Once again, thank you for choosing Provident Investment Counsel.

DEAR FELLOW SHAREHOLDERS:

The last three years have been difficult pills to swallow for growth equity investors. We can pinpoint many reasons for the market's unusual volatility, including the decline in confidence in long-term growth rates of technology stocks, corporate accounting scandals, continued geopolitical risks and the strength of the economic recovery. There is no question the market's volatility has been astonishing and, understandably, many investors are dismayed by the drastic shifts we have experienced.

After three consecutive years of bear market performance, the past six months have been a welcome relief. During this war-impacted period, Provident Investment Counsel's Funds ended the six-month period in positive territory and the popular market averages enjoyed a meaningful gain. For the six-months ended April 30, 2003 the NASDAQ Over-the-Counter Composite Index was up 10%, the broader S&P 500 Index posted a 4% gain and the Dow Jones Industrial Average came in at 2%. We have seen some rallies in U.S. equities this year, however we cannot be certain if this short-term phenomenon represents a turning point for the U.S. Markets and particularly growth equities. As we anticipate the growth investment style returning to favor, we remain focused on our extensive research efforts to identify those category-leading companies that are positioned to fully participate in any sustainable upswing in the marketplace.

Thank you for your patience during this difficult period in the capital markets, and for your continued commitment to growth equity investing.

Cordially,

/S/ Thomas M. Mitchell
-------------------------------
President, PIC Investment Trust

April 30, 2003

THE U.S. EQUITY INVESTMENT ENVIRONMENT

The year 2002 will be remembered as one of the most difficult and painful in recent U.S. stock market history. Not since the period 1939-1941 have U.S. equities experienced three consecutive years of negative returns. During 2002, the market was tremendously rotational with companies and industries experiencing extreme volatility, and with stock price movements responding throughout the year, not so much to long-term fundamentals, but to short term non-market considerations. The poor investment environment was the combination of weaker than expected corporate profits exacerbated by numerous corporate accounting and governance scandals, investors' fears of terrorist activity, and the looming war with Iraq. Even though overall corporate earnings of the S&P 500 Index were up 5% for the year, the S&P 500 Index ended the year 2002 down significantly at -22%.

In the midst of the market volatility, we began 2003 with a positive outlook. As we started the year, corporate profits were recovering and balance sheets appeared stronger. Regulatory authorities and boards of directors were seriously addressing governance and accounting issues. More importantly, investor psychology seemed to be slowly improving. Similar to January 2003, the month of February 2003 was dominated by geo-political concerns, and daily market directions gyrated based upon the market perception of the Iraq situation. This impacted many industries including the oil and natural gas areas, which saw prices reaching new highs. However, despite the uncertainties that impacted stocks, we still saw solid growth prospects. We were encouraged by the earnings reports for the fourth quarter 2002 taking place in January and February 2003 as "visibility and tone" appeared to be improving.

In the week ended March 21, 2003 the broad stock market had its greatest one-week advance since 1982. In contrast to the months of January and February 2003, every U.S. equity asset class performed well in March 2003 as the question of whether we were going to war was answered. Performance for the first quarter 2003 finished on a positive note against an unstable macroeconomic backdrop. The emerging economic recovery, improving orders for capital goods, and better corporate cash flows were tempered by the uncertainty relating to the War in Iraq, rising energy prices, and a weak dollar. During this period growth stocks (as measured by the Russell 1000 Growth Index) outperformed value stocks (as measured by the Russell 1000 Value Index) as we believe investors began to focus on those companies that could grow earnings during the early stages of this economic recovery. The first quarter of 2003 proved to be quite encouraging as many U.S. growth companies unveiled better than expected revenue and earnings growth.

For the month of April 2003, better than expected corporate profits drove equity prices meaningfully higher. Early in the month the initial price advances were triggered by the quick success in the battle for Baghdad. However, as the month moved into first quarter earnings reporting season, the earnings news was much better than investors had been expecting and stock prices surged. At the six-month period ended April 30, 2003, all major market indices posted positive returns and we were encouraged that Provident Investment Counsel's Funds ended the period with positive average annual returns.(1)


Market Performance
                                        --------------------------------
                                        Calendar Year
                                           to Date           Six Months
                                        Ended 4/30/03      Ended 4/30/03
                                        -------------      -------------

S&P 500 Index                               4.83%               4.48%
NASDAQ Composite                            9.64%               10.12%
Dow Jones Industrial Average                2.39%               2.16%

Russell 1000 Growth Index                   6.25%               4.28%
Russell 1000 Value Index                    3.51%               5.25%

Russell Mid Cap Growth Index                6.79%               8.19%
Russell Mid Cap Value Index                 3.24%               7.13%

Russell 2000 Growth Index                   5.22%               7.68%
Russell 2000 Value Index                    3.94%               7.44%

                                                        Source: Lipper, Inc.



------------
(1) At net asset value (excluding the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares).

FUND REVIEW

PROVIDENT INVESTMENT COUNSEL'S

SMALL CAP GROWTH FUND I

Six Months Ending April 30, 2003

-- Provident Investment Counsel's Small Cap Growth Fund I (the "Fund") appreciated 3.59% for the six months ended April 30, 2003. During this period, the Fund's positive performance was due in large part to our good stock selection in the health care sector. Positions in Scios, Taro Pharmaceuticals, Martek Biosciences and K-V Pharmaceuticals were the largest contributors. These sector leaders continue to demonstrate solid fundamental performance within healthcare. We increased our weighting in the industrial area and ended the period equally weighted to the Russell 2000 Growth Index at 13%. Our strong stock selection in this area proved beneficial on and absolute and relative basis primarily from owning JB Hunt Transport Services, JetBlue Airways, and Apollo Group.

-- Information technology was also a positive sector on an absolute basis and up almost double digits for the six months. However, stock selection in the information technology hurt relative performance as the broader market across all of technology was up for the period, including those companies without earnings. Consumer discretionary and financial sectors accounted for the remainder of the Fund's relative shortfall during this period. The largest detractors in these areas were PEC Solutions, Titan Corp., GameStop Corp., Landry's Restaurants, Investors Financial, and Hilb Rogal & Hamilton.

-- Our current portfolio strategy continues to focus on category leading companies with earnings visibility. A change in the Fund's holdings was in information technology where we increased the weighting adding mostly in the computer and semiconductor areas as visibility of earnings has increased for selected companies.

Equity Sector Diversification: (as of April 30 2003)

TOP 10 EQUITY HOLDINGS:                                               % OF NET
(AS OF APRIL 30 2003)                                                  ASSETS

Taro Pharmaceuticals Industries                                         1.84%
An Israeli holding company engaged in manufacturing and marketing pharmaceuticals in Israel and North America
------------------------------------------------------------------------------
Digital Insight Corp.                                                   1.61%
Provider of real time internet banking services
------------------------------------------------------------------------------
Wilson Greatbatch Technologies, Inc.                                    1.55%
Develops and manufactures power sources and certain
components used in implantable medical devices
------------------------------------------------------------------------------
Rare Hospitality International, Inc.                                    1.54%
Operates/franchises restaurants such as Bugaboo Creek Steak
House, Longhorn Steakhouse, and The Capital Grille
------------------------------------------------------------------------------
Scottish Annuity & Life Holdings Ltd.                                   1.34%
Provider of customized variable life insurance products to high net worth individuals and families
------------------------------------------------------------------------------
Fred's, Inc.                                                            1.25%
Operates 353 discount general merchandise stores in 11 states in the southeastern U.S.
------------------------------------------------------------------------------
Corporate Executive Board Co.                                           1.10%
Provides best practices research and analysis, focusing on
corporate strategy, operations and general management issues
------------------------------------------------------------------------------
Tekelec Corp.                                                           1.09%
Manufacturer of switching solutions and diagnostic systems
for communications networks
------------------------------------------------------------------------------
J.B. Hunt Transport Services, Inc.                                      1.07%
One of the largest transportation logistics providers in North
America that services retail, consumer goods, and manufacturing industries
------------------------------------------------------------------------------
Flir Systems, Inc.                                                      1.05%
Designer and manufacturer of thermal imaging and broadcast camera systems in government/commercial markets
------------------------------------------------------------------------------

                                                                % of Net
                                                                  Assets
                    ----------------------------------------------------
                    Information Technology                         31.8%
                    Health Care                                    19.4%
                    Consumer Discretionary                         15.9%
                    Industrial                                     13.5%
                    Financials                                      7.6%
                    Energy                                          4.6%
                    Telecommunication Services                      0.5%
                    Consumer Staples                                0.2%


Fund holdings are subject to change and are not recommendations to buy or sell any security.

                                               Average Annual Total Returns
                                               Periods Ended April 30, 2003
                                            ----------------------------------
                                                                      Since
                                             One Year   Five Year   Inception^
                                            ----------  ---------  -----------
            Small Cap Growth Fund I:        (21.66%)     (2.59%)     6.56%

----------------
^ The Fund commenced operations on September 30, 1993.

PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect fee waivers in effect and in the absence of fee waivers, total returns would be lower. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The indices mentioned are unmanaged indices commonly used to measure performance of U.S. stocks. These indices do not incur expenses and are not available for investment. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

OUTLOOK & STRATEGY

FOCUS ON COMPANY FUNDAMENTALS

Throughout the years, we have known that we can do little to control investors' responses to political or geopolitical events. Rather, we can only concentrate on trying to fully understand the outlook and potential for individual companies within our Funds. When events such as those that have unfolded in recent years occur we can only be patient, knowing that such events are transitory and that, on a longer-term horizon, earnings per share growth is the critical determinant to stock price appreciation.

It is important to remember that Provident's investment team focuses on bottom-up stock selection as the heart of the portfolio construction process. Our stock selection process concentrates on those companies with above average earnings growth that can sustain or accelerate their growth rates from current levels. We look for companies that are able to increase both their earnings growth rates as well as their revenues. That means that company-specific estimates must take into account the drivers of "top-line" revenue, such as their ability to sell more products and/or increase prices, that ultimately flows through to the "bottom-line" earnings growth. Our analysis must also take into account the most likely outlook for general economic activity including levels of inflation, interest rates, demographic trends, and other broad considerations that would affect our investments. Finally, growth must be viewed from both an absolute and relative perspective. Three years ago it was not difficult to find companies growing their revenues and earnings at very high double-digit rates. Today, with a weak economic backdrop, those high growth rates have moved down. So in evaluating the current market environment, each company must measure up well with our overall investment strategy.

Looking out over the next 12 months, earnings estimate revisions for the S&P 500 Index are increasing for the first time in years. In some cases, earnings have been better than expected, giving us reason to remain optimistic about the equity markets. If this trend continues it will give us reason to believe the outlook for equities is markedly improving. This would allow us to continue our strategy of positioning the Funds into more opportunistic companies that we believe are linked to a more robust recovery. As the economy recovers and capital spending returns to normal, long-term investors should remain committed to stay with a well-diversified portfolio that takes into account your risk tolerance, but also is positioned to take advantage of the equity market recovery as it develops. We ask for your patience and continued commitment to the growth investment style, so that when growth is back in favor faster-growing companies may once again be a strong contributor to your overall investment plan.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 2003 (UNAUDITED)

ASSETS
Investment in Portfolio, at cost ....................................................................      $ 128,141,889
                                                                                                           =============
Investment in Portfolio, at value ...................................................................      $ 138,841,914
Receivables:
  From Provident Investment Counsel, Inc. (Note 3) ..................................................             14,377
Prepaid expenses ....................................................................................             11,019
                                                                                                           -------------
  Total assets ......................................................................................        138,867,310
                                                                                                           -------------
LIABILITIES

Deferred trustees' compensation (Note 3) ............................................................             31,588
Accrued expenses ....................................................................................             28,839
                                                                                                           -------------
  Total liabilities .................................................................................             60,427
                                                                                                           -------------

NET ASSETS

Applicable to shares of beneficial interest outstanding .............................................      $ 138,806,883
                                                                                                           =============

Shares of beneficial interest outstanding ...........................................................         12,663,601
                                                                                                           -------------

Net asset value, offering and redemption price per share ............................................      $       10.96
                                                                                                           =============
COMPONENTS OF NET ASSETS

Paid-in capital .....................................................................................      $ 206,217,679
Accumulated net investment loss .....................................................................           (586,616)
Accumulated net realized loss on investments ........................................................        (77,524,205)
Net unrealized appreciation on investments ..........................................................         10,700,025
                                                                                                           -------------
  Net assets ........................................................................................      $ 138,806,883
                                                                                                           =============

See accompanying Notes to Financial Statements.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

INVESTMENT INCOME
Net investment loss allocated from Portfolio
Dividends ......................................................................         $      64,370
Interest .......................................................................                38,897
Income from securities loaned - net ............................................                24,415
Expenses .......................................................................              (647,084)
                                                                                         -------------
  Net investment loss from Portfolio ...........................................              (519,402)
                                                                                         -------------
Fund Expenses
Administration fees (Note 3) ...................................................               134,260
Transfer agent fees ............................................................                18,139
Reports to shareholders ........................................................                 6,838
Registration expense ...........................................................                11,566
Legal fees .....................................................................                26,240
Audit fees .....................................................................                 7,400
Trustee fees (Note 3) ..........................................................                 4,186
Custody and accounting services fees ...........................................                 2,975
Miscellaneous ..................................................................                 3,387
                                                                                         -------------
  Total expenses ...............................................................               214,991
  Less: fees waived and expenses absorbed (Note 3) .............................              (214,991)
                                                                                         -------------
  Net expenses .................................................................                  --
                                                                                         -------------
    Net investment loss ........................................................              (519,402)
                                                                                         -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO

Net realized loss on investments ...............................................            (3,364,820)
Net unrealized appreciation on investments .....................................             8,453,502
                                                                                         -------------
  Net realized and unrealized gain on investments ..............................             5,088,682
                                                                                         -------------

  Net increase in net assets resulting from operations .........................         $   4,569,280
                                                                                         =============


See accompanying Notes to Financial Statements.

PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 Six Months Ended          Year Ended
                                                                                 April 30, 2003+         October 31, 2002
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss .......................................................      $    (519,402)         $  (1,230,949)
  Net realized loss on investments ..........................................         (3,364,820)           (38,403,921)
  Net unrealized appreciation on investments ................................          8,453,502              7,149,824
                                                                                   -------------          -------------
     Net increase (decrease) in net assets resulting from operations ........          4,569,280            (32,485,046)
                                                                                   -------------          -------------
BENEFICIAL INTEREST SHARE TRANSACTIONS
  Proceeds from shares sold .................................................         27,503,991             95,327,043
  Cost of shares redeemed ...................................................        (19,847,588)          (112,289,447)
                                                                                   -------------          -------------
    Net increase (decrease) in net assets
      resulting from share transactions .....................................          7,656,403            (16,962,404)
                                                                                   -------------          -------------

    Total increase (decrease) in net assets .................................         12,225,683            (49,447,450)
                                                                                   -------------          -------------
NET ASSETS
  Beginning of period .......................................................        126,581,200            176,028,650
                                                                                   -------------          -------------
  End of period .............................................................      $ 138,806,883          $ 126,581,200
                                                                                   =============          =============
  Accumulated net investment loss ...........................................      $    (586,616)         $     (67,214)
                                                                                   =============          =============
CHANGE IN SHARES
  Shares sold ...............................................................          2,609,278              7,713,443
  Shares redeemed ...........................................................         (1,913,129)            (9,055,585)
                                                                                   -------------          -------------
  Net increase (decrease) ...................................................            696,149             (1,342,142)
                                                                                   =============          =============
------------------
+ Unaudited.

See accompanying Notes to Financial Statements.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                      Six Months Ended            Year Ended      October 31,
                                                       April 30, 2003+    2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................   $   10.58      $   13.23   $   39.06    $   28.80    $   18.13   $   24.08
                                                        ---------      ---------   ---------    ---------    ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss ...............................       (0.04)         (0.10)      (0.08)       (0.30)       (0.20)      (0.03)
  Net realized and unrealized gain (loss)
    on investments ..................................        0.42          (2.55)      (9.61)       12.24        10.87       (3.99)
                                                        ---------      ---------   ---------    ---------    ---------   ---------
Total from investment operations ....................        0.38          (2.65)      (9.69)       11.94        10.67       (4.02)
                                                        ---------      ---------   ---------    ---------    ---------   ---------
LESS DISTRIBUTIONS:
  From net realized gains ...........................         --             --       (16.14)       (1.68)         --        (1.93)
                                                        ---------      ---------   ---------    ---------    ---------   ---------
  Net asset value, end of period ....................   $   10.96      $   10.58   $   13.23    $   39.06    $   28.80   $   18.13
                                                        =========      =========   =========    =========    =========   =========
Total return ........................................        3.59%^       (20.03%)    (37.11%)      42.29%       58.85%     (17.85%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions) ................   $  138.8       $  126.6    $  176.0     $  239.5     $  218.0    $  141.2

RATIOS TO AVERAGE NET ASSETS:#++
  Expenses ..........................................        1.00%++        1.00%       1.00%        1.00%        1.00%       1.00%
  Net investment loss ...............................       (0.80%)++      (0.75%)     (0.59%)      (0.64%)      (0.79%)     (0.67%)


 + Unaudited.
++ Annualized.
   Not Annualized.
 # Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the Portfolio.
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 0.38%, 0.36%, 0.26%, 0.25%, 0.27%,and 0.27%, respectively.

See accompanying Notes to Financial Statements.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

Provident Investment Counsel Small Cap Growth Fund I (the "Fund") is one of five series of PIC Investment Trust (the "Trust"). The Trust was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund invests substantially all of its assets in the PIC Small Cap Portfolio (the "Portfolio"), a separate registered management investment company having the same investment objective as the Fund. The financial statements, including the portfolio of investments, of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation. The Fund reflects its investment in the Portfolio at its proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

B. Investment Income and Dividends to Shareholders. The Fund earns income, net of the expenses of the Portfolio, daily on its investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro-rata among the Fund and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Fund and recorded on the ex-dividend date.

C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC"), an indirect, wholly owned subsidiary of Old Mutual PLC, and U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") pursuant to which certain employees of these entities serve as officers of the Trust and the Portfolio. PIC also provides management services necessary for the operations of the Trust and the Portfolio and furnishes office facilities. PIC receives a fee for its services to the Fund, at the rate of 0.20% of the average daily net assets of the Fund. U.S. Bancorp receives an annual administration fee for its services of $10,000.

Pursuant to a contract with the Fund, PIC has agreed to reimburse the Fund and Portfolio for investment advisory fees and other expenses for ten years ending March 1, 2012, to the extent necessary so that the expenses of the Fund, including those expenses allocated from the Portfolio, do not exceed 1.00% of the Fund's average net assets. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund and Portfolio if, within three subsequent years, the Fund's or Portfolio's expenses are less than the limit agreed to by PIC. The amount of fees waived and expenses absorbed for the six months ended April 30, 2003 were $129,301 and $85,690, respectively.

At April 30, 2003, the amount available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Fund is $1,927,624. At April 30, 2003, the Advisor may recapture a portion of the above amounts no later then the dates as stated below:

                                       October 31,
                      ------------------------------------------
                         2003       2004      2005       2006
                      --------   --------   --------   ---------
                      $718,970   $507,868   $485,795   $214,991

Quasar Distributors, LLC (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares. The Distributor is an affiliate of U.S. Bancorp. The Distributor received no commissions from sales or redemptions of Fund shares during the six months ended April 30, 2003.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value which would have been earned if the account had been invested in designated investments. The Fund recognizes as trustee expense amounts accrued as meetings are held plus the change in the value of the phantom share account determined on a quarterly basis. For the six months ended April 30, 2003, the change in the value of the phantom share account included unrealized depreciation of $5,660.

NOTE 4 - INVESTMENT TRANSACTIONS

For the six months ended April 30, 2003, additions and reductions in the investment in the Portfolio aggregated $27,503,991 and $19,847,588, respectively.

At April 30, 2003, the Fund owned 64.3% of the total net assets of the Portfolio.

NOTE 5 - SPECIAL MEETING OF SHAREHOLDERS

A special meeting of shareholders was held at the offices of Provident Investment Counsel, Inc. on March 4, 2003 to ratify the appointment of Kevin E. Villani and William S. Anderson to the Board of Trustees, and to elect Thomas M. Mitchell as an additional Trustee to the Board of Trustees.

                                            For        Against      Abstained
                                        ----------   ----------    -----------
Ratify the Appointment of Kevin
E. Villani and William S. Anderson      19,740,819      2,326       2,835,340

Approval of the Election of Thomas
M. Mitchell                             19,731,402      2,326       2,844,756

                            PIC SMALL CAP PORTFOLIO

STATEMENT OF NET ASSETS AT APRIL 30, 2003 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON STOCKS: 93.5%

AUTOMOBILES & COMPONENTS: 0.3%
     8,700   BorgWarner, Inc. ...................................    $  510,429

BANKS: 2.8%
     6,800   Bank of the Ozarks, Inc. ...........................    $  231,200
    45,386  BankUnited Financial Corp. - Class A* . .............       857,342
    40,204  Southwest Banc of Texas(1)* .........................     1,366,132
    62,932  UCBH Holdings, Inc.(1) ..............................     1,600,990
    26,772  Wintrust Financial Corp. ............................       813,869
                                                                    -----------
                                                                      4,869,533
                                                                    -----------
CAPITAL GOODS: 2.8%
    21,130  American Woodmark Corp. .............................     1,013,183
    27,700  Chicago Bridge & Iron Co. ...........................       554,000
    62,110  EDO Corp.* ..........................................     1,170,773
    67,600  MSC Industrial
             Direct Co., Inc. - Class A* ........................     1,250,600
    13,900  SI International, Inc.* .............................       135,803
    35,855  Veridian Corp.* .....................................       680,886
                                                                    -----------
                                                                      4,805,245
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES: 6.8%
    26,285  Corinthian Colleges, Inc.(1)* .......................     1,203,590
    46,171  Corporate Executive
             Board Co.(1)* ......................................     1,892,549
    45,352  CoStar Group, Inc.* .................................     1,009,536
    28,667  Education Mgmt. Corp.(1)* ...........................     1,399,523
    26,667  FTI Consulting, Inc.(1)* ............................     1,206,682
    74,900  Headwaters, Inc.* ...................................     1,228,360
    36,721  ITT Educational Services, Inc.* .....................     1,083,269
    76,386  PRG-Schultz
             International, Inc.(1)* ............................       487,343
    72,804  Resources Connection, Inc.(1)* ......................     1,587,127
     8,100  Strayer Education, Inc. .............................       526,824
                                                                    -----------
                                                                     11,624,803
                                                                    -----------
CONSUMER DURABLES & APPAREL: 1.2%
    69,200  Marvel Enterprises, Inc.* ...........................     1,165,328
    26,648  Quicksilver, Inc.* ..................................       868,725
                                                                    -----------
                                                                      2,034,053
                                                                    -----------
DIVERSIFIED FINANCIALS: 1.3%
    68,222  Investors Financial
             Services Corp.(1) ..................................     1,487,922
    17,621  Jefferies Group, Inc. ...............................       684,047
                                                                    -----------
                                                                      2,171,969
                                                                    -----------


Shares                                                                  Value
--------------------------------------------------------------------------------

ENERGY: 4.6%
    65,500  Cal Dive International, Inc.* .......................    $1,054,550
    63,600  Chesapeake Energy Corp. .............................       512,616
    47,517  Dril-Quip, Inc.*                                            730,811
   103,300  Key Energy
             Services Inc., COM* ................................     1,040,231
    49,100  Lone Star Technologies, Inc.* .......................     1,042,393
    85,558  Maverick Tube Corp.* ................................     1,522,077
    46,100  Premcor, Inc.* ......................................     1,027,569
    34,990  Tetra Technologies, Inc.* ...........................       930,734
                                                                    -----------
                                                                      7,860,981
                                                                    -----------
FOOD & STAPLES RETAILING: 0.2%
    31,966  Duane Reade, Inc.* ..................................       429,943
                                                                    -----------

HEALTH CARE EQUIPMENT & SERVICES: 7.8%
    19,200  eResearch Technology, Inc.(1)* ......................       572,160
    40,201  Icon PLC* ...........................................     1,041,206
    14,000  Mid Atlantic Medical
             Services, Inc.* ....................................       609,700
    53,622  Odyssey HealthCare, Inc.* ...........................     1,385,592
     9,800  Osteotech, Inc.* ....................................       102,508
    29,100  Pharmaceutical Product
            Development, Inc.* ..................................       761,547
    41,741  Priority Healthcare
             Corp. - Class B* ...................................       951,695
    29,800  Respironics, Inc.* ..................................     1,144,916
    28,819  SurModics, Inc.(1)* .................................     1,047,282
    69,799  United Surgical Partners* ...........................     1,293,375
    44,523  VCA Antech, Inc.* ...................................       747,497
    81,422  Wilson Greatbatch
             Technologies, Inc.* ................................     2,669,827
    32,239  Zoll Medical Corp.* .................................     1,041,320
                                                                    -----------
                                                                     13,368,625
                                                                    -----------
HOTELS RESTAURANTS & LEISURE: 4.2%
    41,300  Alliance Gaming Corporation* ........................       659,561
    24,087  California Pizza Kitchen, Inc.* .....................       485,594
    32,508  Landry's Restaurants, Inc. ..........................       607,900
    11,742  P.F. Chang's China
             Bistro, Inc.* ......................................       491,990
    32,991  Panera Bread Co. -
             Class A(1)* ........................................     1,122,684
    91,107  Rare Hospitality
             International, Inc.* ...............................     2,653,947
    52,792  Station Casinos, Inc.(1)* ...........................     1,140,835
                                                                    -----------
                                                                      7,162,511
                                                                    -----------

See accompanying Notes to Financial Statements.


PIC Small Cap Portfolio

STATEMENT OF NET ASSETS at April 30, 2003 (Unaudited) - (Continued)

Shares                                                                  Value
--------------------------------------------------------------------------------

INSURANCE: 3.5%
    54,320  HCC Insurance
             Holdings, Inc.(1) ..................................    $1,493,800
    29,500  Infinity Property
             & Casualty Corp. ...................................       622,450
    129,734 Scottish Annuity
             & Life Holdings Ltd. ...............................     2,296,292
    32,993  W.R. Berkely Corp. ..................................     1,532,195
                                                                    -----------
                                                                      5,944,737
                                                                    -----------
MEDIA: 1.2%
    43,603  Cumulus Media, Inc. - Class A* ......................       751,716
    18,715  Lin TV Corp.* .......................................       447,476
   108,963  Spanish Broadcasting
             System - Class A* ..................................       835,746
                                                                    -----------
                                                                      2,034,938
                                                                    -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 11.6%
    53,326  Affymetrix, Inc.* ...................................       989,197
    70,600  Alkermes, Inc.(1)* ..................................       704,588
    47,700  American Pharmaceutical(1)* .........................     1,113,795
    61,380  Angiotech Pharmaceuticals, Inc.* ....................     1,468,210
    56,424  Chattem, Inc.* ......................................       771,316
    57,000  Digene Corp.* .......................................     1,083,570
    18,980  Eon Labs, Inc.* .....................................       581,547
    47,100  Gen-Probe, Inc.* ....................................     1,462,455
    52,400  Inspire Pharmaceuticals, Inc.* ......................       765,040
    70,218  K-V Pharmaceutical Co. - Class A(1)* ................     1,579,203
    43,823  Martek Biosciences Corp.* ...........................     1,491,297
    52,602  Medicines Company* ..................................     1,080,971
    25,459  Medicis Pharmaceutical Corp. - Class A(1)* ..........     1,467,457
    14,962  Neurocrine Biosciences, Inc.* .......................       677,030
    69,020  Taro Pharmaceuticals Industries* ....................     3,158,355
    34,626  Trimeris, Inc.(1)* ..................................     1,537,048
                                                                    -----------
                                                                     19,931,079
                                                                    -----------
RETAILING: 9.0%
    85,193  1-800-FLOWERS.COM, Inc.* ............................       650,875
    22,206  99 CENTS Only Stores, Inc.(1)* ......................       654,189
    56,458  Aaron Rents, Inc. ...................................     1,261,836
    19,700  Aeropostale* ........................................       354,600
    69,641  Carmax, Inc.* .......................................     1,472,907
    35,500  Claire's Stores, Inc. ...............................       922,645
    22,242  Cost Plus, Inc.* ....................................       683,497
    66,186  Fred's, Inc. ........................................     2,147,736
    55,049  Gamestop Corp. - Class A* ...........................       657,836
    52,500  Gymboree Corp.* .....................................       877,275


Shares                                                                  Value
--------------------------------------------------------------------------------

    71,966  Hollywood Entertainment
             Corp.(1)* ..........................................    $1,277,396
    54,839  Hot Topic, Inc.* ....................................     1,340,814
    48,639  Kirklands, Inc.* ....................................       729,585
    30,650  Tractor Supply Co.* .................................     1,298,027
    20,600  Tuesday Morning Corp.* ..............................       481,628
    20,800  Urban Outfitters, Inc.* .............................       620,256
                                                                    -----------
                                                                     15,431,102
                                                                    -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 8.3%
    86,770  ASM International, N.V.(1)* .........................     1,182,675
    39,700  ATMI, Inc.* .........................................       837,630
    143,342 ChipPAC, Inc.* ......................................       774,047
    55,500  Credence Systems Corp.* .............................       394,050
    59,802  Cree, Inc.(1)* ......................................     1,193,050
    18,521  Cymer, Inc.* ........................................       528,775
    47,200  Fairchild Semiconductor Corp.* ......................       560,264
    57,168  Integrated Circuit Systems, Inc.(1)* ................     1,241,689
    71,788  Integrated Device Technology, Inc.* .................       741,570
    50,000  International Rectifier Corp.* ......................     1,131,000
   159,893  Lattice Semiconductor Corp.* ........................     1,387,871
   125,000  LTX Corp.* ..........................................       843,750
    71,200  Micrel, Inc.* .......................................       833,752
    18,800  Microsemi Corp.* ....................................       220,524
   153,800  Pixelworks, Inc.* ...................................     1,145,810
    82,655  Semtech Corp.(1)* ...................................     1,314,214
                                                                    -----------
                                                                     14,330,671
                                                                    -----------
SOFTWARE & SERVICES: 10.9%
    30,000  Alliance Data Systems Corp.* ........................       630,000
    41,567  Anteon International Corp.* .........................       984,307
    69,800  Ask Jeeves, Inc.* ...................................       574,454
    56,400  Business Objects S.A. ADR(1)* .......................     1,225,572
    61,550  Cognizant Technology Solutions Corp.(1)* ............     1,105,438
    51,369  Cognos, Inc.* .......................................     1,394,155
   171,182  Digital Insight Corp.* ..............................     2,766,301
    31,200  Digital River, Inc.* ................................       521,664
    24,434  Documentum, Inc.* ...................................       449,341
    74,474  Filenet Corp.* ......................................     1,146,155
    57,039  J.D. Edwards & Co.* .................................       683,327
    40,600  j2 Global Communications, Inc.(1)* ..................     1,198,918
    90,200  Mentor Graphics Corp.* ..............................       939,884
    39,400  MicroStrategy, Inc.* ................................     1,084,682
    77,536  Serena Software, Inc.* ..............................     1,221,967
   146,006  Titan Corp.* ........................................     1,172,428
    39,300  United Online, Inc.(1)* .............................       878,748
    54,355  Websense, Inc.* .....................................       775,646
                                                                    -----------
                                                                     18,752,987
                                                                    -----------

See accompanying Notes to Financial Statements.

                            PIC SMALL CAP PORTFOLIO

Shares                                                                 Value
--------------------------------------------------------------------------------

TECHNOLOGY HARDWARE & EQUIPMENT: 12.6%
    30,000  ADTRAN, Inc.(1)* ....................................    $1,214,400
   120,200  ATI Technologies, Inc.* .............................       757,260
    25,500  Avid Technology, Inc.* ..............................       700,485
    31,000  Avocent Corp.* ......................................       918,220
    24,100  Benchmark Electronics, Inc.(1)* .....................       625,395
    54,600  Electronics for Imaging* ............................     1,048,320
    67,290  Emulex Corp.(1)* ....................................     1,378,772
    34,503  Flir Systems, Inc.* .................................     1,796,916
   103,250  Foundry Networks, Inc.* .............................     1,123,360
    26,600  Hutchinson Technology, Inc.(1)* .....................       628,824
   109,700  McData Corp.* .......................................     1,160,626
    16,300  National Instruments Corp.* .........................       522,904
    48,600  NetScreen Technologies, Inc.* .......................       985,608
   140,574  Pinnacle Systems, Inc.* .............................     1,328,424
    27,400  SafeNet, Inc.* ......................................       648,284
    68,400  Sandisk Corp.(1)* ...................................     1,655,280
    22,900  Stratasys, Inc.* ....................................       538,150
   174,305  Tekelec Corp.* ......................................     1,875,522
    46,800  Tollgrade Communications, Inc.* .....................       679,068
    27,800  Varian, Inc.* .......................................       878,758
   132,000  Western Digital Corp.(1)* ...........................     1,231,560
                                                                    -----------
                                                                     21,696,136
                                                                    -----------

Shares                                                                  Value
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES: 0.5%
    51,100  Boston Communications
            Group, Inc.* ........................................    $  924,399
                                                                    -----------
TRANSPORTATION: 3.9%
    39,700  Covenant Transport, Inc.* ...........................       724,882
    53,150  J.B. Hunt Transport Services, Inc.* .................     1,836,333
    52,850  Old Dominion Freight Line* ..........................     1,752,453
    42,500  Roadway Corp. .......................................     1,575,050
    29,300  UTI Worldwide, Inc. .................................       881,930
                                                                    -----------
                                                                      6,770,648
                                                                    -----------
TRANSPORTATION INFRASTRUCTURE: 0.0%
     4,701  Timco Aviation Services, Inc. .......................           893
    15,019  Timco Aviation Services, Inc. - Warrants ............             2
                                                                    -----------
                                                                            895
                                                                    -----------
TOTAL COMMON STOCKS
(cost $147,387,221) .............................................   160,655,684
                                                                    -----------

See accompanying Notes to Financial Statements.

PIC SMALL CAP PORTFOLIO

Principal
Amount                                                                  Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS: 25.6%
MONEY MARKET INVESTMENTS: 6.6%
$5,610,462 BlackRock Provident
            Institutional Funds
            - TempCash Portfolio ................................   $ 5,610,462
5,610,462  BlackRock Provident
           Institutional Funds
           - TempFund Portfolio .................................     5,610,462
                                                                    -----------
                                                                     11,220,924
                                                                    -----------
SHORT-TERM CORPORATE NOTES: 7.1%
735,197   American Express,
          1.42%, 12/12/03(2) ....................................       735,197
2,109,362 American Express,
          1.34%, 1/27/04(2) .....................................     2,109,362
1,306,212 Bear Stearns Co.,
          1.37%, 1/16/04(2) .....................................     1,306,212
  503,950 Dresdner Bank,
          1.78%, 10/06/03(2) ....................................       503,950
1,357,482 Goldman Sachs & Co.,
          1.30%, 3/08/04(2) .....................................     1,357,482
2,203,020 Merrill Lynch,
          1.44%, 5/28/03(2) .....................................     2,203,020
  796,736 Morgan Stanley,
          1.33%, 7/16/03(2) .....................................       796,736
3,132,970 Morgan Stanley,
          1.34%, 10/22/03(2) ....................................     3,132,970
                                                                    -----------
                                                                     12,144,929
                                                                    -----------
COMMERCIAL PAPER: 2.2%
1,605,205 Concord Minute Maid,
          1.27%, 5/15/03(2) .....................................     1,605,205
1,990,511 Enterprise Capital,
          1.27%, 5/15/03(2) .....................................     1,990,511
  118,238 Lexington Park,
          1.27%, 5/22/03(2) .....................................       118,238
   91,713 Scaldis Capital,
          1.27%, 5/15/03(2) .....................................        91,713
                                                                    -----------
                                                                      3,805,667
                                                                    -----------
TIME DEPOSITS: 7.2%
11,494,039 Nordea Bank,
           1.36%, 5/1/03(2) .....................................    11,494,039
   878,935 KBC Bank NV,
           1.26%, 5/1/03(2) .....................................       878,935
                                                                    -----------
                                                                     12,372,974
                                                                    -----------

Principal
Amount                                                                  Value
--------------------------------------------------------------------------------

Repurchase Agreement: 2.5%
4,355,697 UBS Securities, 1.26%, 5/1/03
(cost $4,355,697)(2)(3) .........................................    $4,355,697
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
(cost $43,900,191) ..............................................    43,900,191
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
(cost $191,287,412): 119.1% .....................................   204,555,875
                                                                    -----------


Shares                                                                  Value
--------------------------------------------------------------------------------

OTHER ASSETS: 1.4%
Receivables:
Securities sold .................................................     2,437,005
Shares of beneficial interests sold .............................        19,467
Dividends and interest ..........................................        21,965
Prepaid insurance ...............................................         3,659
Other assets ....................................................        12,673
                                                                    -----------
Total Other Assets ..............................................     2,494,769
                                                                    -----------

TOTAL ASSETS ....................................................   207,050,644
                                                                    -----------

LIABILITIES: (20.5%)
Payables:
Collateral for securities loaned (Note 4) .......................    32,679,266
Securities purchased ............................................     2,282,518
Due to Advisor (Note 3) .........................................       108,390
Shares of beneficial interests purchased ........................        34,350
Deferred trustees' compensation (Note 3) ........................        44,800
Accrued expenses ................................................        92,408
                                                                    -----------
Total Liabilities ...............................................    35,241,732
                                                                    -----------

NET ASSETS: 100.0% ..............................................  $171,808,912
                                                                    ===========
* Non-income producing security.

ADR - American Depository Receipt.
(1) This security or a portion of this security is out on loan at April 30, 2003. Total loaned securities had a market value of $31,685,625 at April 30, 2003.
(2) This security is purchased with cash proceeds from securities loaned.
(3) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or bankers' acceptances.


See accompanying Notes to Financial Statements.

PIC SMALL CAP PORTFOLIO

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

INVESTMENT INCOME

Income
  Dividends ....................................................   $     79,711
  Interest .....................................................         48,194
  Income from securities loaned - net ..........................         30,257
                                                                   ------------
     Total Income ..............................................        158,162
                                                                   ------------
Expenses
  Investment advisory fees (Note 3) ............................        642,144
  Administration fees (Note 3) .................................         80,268
  Custodian fees ...............................................         32,164
  Accounting services fees .....................................         38,536
  Audit fees ...................................................         12,397
  Trustee fees (Note 3) ........................................         10,811
  Legal fees ...................................................         36,026
  Insurance expense ............................................          5,587
  Miscellaneous ................................................          3,794
                                                                   ------------
    Total expenses .............................................        861,727
    Less: fees waived (Note 3) .................................        (59,047)
                                                                   ------------
    Net expenses ...............................................        802,680
                                                                   ------------
       Net investment loss .....................................       (644,518)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss on investments ...............................     (3,957,923)
Net unrealized appreciation on investments .....................     10,402,570
                                                                   ------------
   Net realized and unrealized loss on investments .............      6,444,647
                                                                   ------------

Net increase in net assets resulting from operations ...........   $  5,800,129
                                                                   ============
See accompanying Notes to Financial Statements.

                            PIC SMALL CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Six Months Ended          Year Ended
                                                                                    April 30, 2003+         October 31, 2002
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss ............................................................      $    (644,518)          $  (1,538,753)
Net realized loss on investments ...............................................         (3,957,923)            (48,144,240)
Net unrealized appreciation on investments .....................................         10,402,570               8,987,053
  Net increase (decrease) in net assets resulting from operations ..............          5,800,129             (40,695,940)
                                                                                      -------------           -------------
TRANSACTIONS IN INTERESTS:
Contributions by Holders .......................................................         67,001,481             254,778,756
Withdrawals by Holders .........................................................        (63,662,402)           (268,227,860)
                                                                                      -------------           -------------

Net increase (decrease) in net assets resulting
  from transactions in interests ...............................................          3,339,079             (13,449,104)
  Total increase (decrease) in net assets ......................................          9,139,208             (54,145,044)
                                                                                      -------------           -------------

NET ASSETS
Beginning of period ............................................................        162,669,704             216,814,748
                                                                                      -------------           -------------
End of period ..................................................................      $ 171,808,912           $ 162,669,704
                                                                                      =============           =============

SELECTED RATIO DATA

                                   Six Months Ended                       Year Ended October 31,
                                    April 30, 2003+        2002      2001      2000      1999     1998

--------------------------------------------------------------------------------------------------------
Ratios to average net assets:*
Expenses                                1.00%++            1.00%   1.00%     1.00%      1.00%    1.00%
Net investment loss                    (0.80%)++          (0.75%) (0.59%)   (0.64%)    (0.79%)  (0.68%)
Total return**                          3.59%^           (20.03%)    --        --         --       --
Portfolio Turnover Rate                52.16%^           100.71%  99.00%   143.39%     133.24%  81.75%

 + Unaudited.
++ Annualized.
 ^ Not Annualized.
 * Net of fees waived of 0.07%, 0.04%, 0.00%, 0.00%, 0.00% and 0.01% of average net assets, respectively.
** Required by the AICPA Audit and Accounting Guide for Investment Companies for periods beginning after December 15, 2000.

See accompanying Notes to Financial Statements.

PIC SMALL CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - ORGANIZATION

PIC Small Cap Portfolio (the "Portfolio") was organized on March 22, 1993 as a separate trust under the laws of the State of New York. The beneficial interests in the Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolio is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The investment objective of the Portfolio is to achieve long term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Valuation of Securities. Equity securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Equity securities traded on NASDAQ are valued at NASDAQ Official Closing Price on the day of valuation. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

B. Federal Income Taxes. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

C. Security Transactions, Dividend Income and Distributions. Security transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued and dividend income is recorded on the ex-dividend date.

D. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

E. Securities Loans. The Portfolio may temporarily loan securities to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The loans are secured by cash or securities collateral at least equal, at all times, to the fair value of the securities loaned.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC"), an indirect, wholly owned subsidiary of Old Mutual PLC, and an administration agreement with U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") pursuant to which certain employees of these entities serve as officers of the Portfolio. PIC also provides management services necessary for the operations of the Portfolio and furnishes office facilities. U.S. Bancorp receives for its services an administration fee at the annual rate of 0.10% of average daily net assets of the Portfolio, subject to an annual minimum of $45,000.

PIC receives an investment advisory fee for its services to the Portfolio at the annual rate of 0.80% of its average daily net assets. PIC has voluntarily agreed to limit the expenses of the Portfolio to 1.00% of its average daily net assets. During the six months ended April 30, 2003, PIC waived fees of $59,047.

The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Portfolio if, within three subsequent years, the Portfolio's expenses are less than the limit agreed to by the Advisor. At April 30, 2003, the amount available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Portfolio is $150,878. The Advisor may recapture $91,831 of this amount no later than October 31, 2005 and $59,047 no later than October 31, 2006.

On December 19, 1995, the Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value, which would have been earned if the account had been invested in designated investments. The Portfolio recognizes as trustee expense amounts accrued as meetings are held plus the change in the value of the phantom share account determined on a quarterly basis. For the six months ended April 30, 2003, the change in the value of the phantom share account included unrealized depreciation of $16,987.

PIC SMALL CAP PORTFOLIO

NOTE 4 - INVESTMENT TRANSACTIONS

The Portfolio entered into a Securities Lending Agreement with PFPC Trust Company ("PFPC"). PFPC shall invest the cash collateral pursuant to investment guidelines set forth by the Portfolio, and may include commingled funds advised or otherwise serviced by PFPC or its affiliates and repurchase agreements with PFPC or its affiliates. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. PFPC has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

At April 30, 2003, the Portfolio loaned equity securities having a fair value of $31,685,625 and received cash collateral of $32,679,266. The cash collateral is reinvested in short term securities and money market funds with interest rates ranging from 1.3% to 1.8% and maturity dates from 05/01/2003 through 03/08/2004.

The aggregate cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, for the six months ended April 30, 2003 were $80,041,813 and $80,370,937 respectively.

The cost of securities for federal income tax purposes was $158,608,145. The aggregate gross unrealized appreciation and depreciation of investment securities, based on their cost for federal income tax purposes, were as follows:

                Gross unrealized appreciation ....  $   22,624,603
                Gross unrealized depreciation ....      (9,356,139)
                                                    --------------
                Net unrealized appreciation ......  $   13,268,464
                                                    ==============

                      This page intentionally left blank.

PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS-- PIC INVESTMENT TRUST and PIC PORTFOLIOS
--------------------------------------------------------------------------------
William S. Anderson, Trustee
Thomas J. Condon, Trustee
Jettie M. Edwards, Trustee
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Wayne H. Smith, Trustee
Kevin E. Villani, Trustee
Thomas M. Mitchell, President and Trustee
Aaron W.L. Eubanks, Sr., Vice President and Secretary
William T. Warnick, Vice President and Treasurer

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Provident Investment Counsel
300 N. Lake Avenue Pasadena, CA 91101 (626) 449-8500

DISTRIBUTOR
--------------------------------------------------------------------------------
Quasar Distributors, LLC
615 E. Michigan Street Milwaukee, WI 53202

LEGAL COUNSEL
--------------------------------------------------------------------------------
Paul, Hastings, Janofsky & Walker, LLP

WHY INVEST WITH PROVIDENT INVESTMENT COUNSEL?

COMMITMENT TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------
o Dedicated investment team managing your investments
o Focused on shareholder objectives and needs

PASSION FOR GROWTH INVESTING
--------------------------------------------------------------------------------
o "Pure growth" philosophy and consistent investment style
o "Multiple points of knowledge" provide intimate understanding of companies

UNIQUELY STRUCTURED INVESTMENT TEAMS
--------------------------------------------------------------------------------
o Significant number of professionals committed to growth philosophy
o Transparent process that "digs deep" into company fundamentals


--------------------------------------------------------------------------------
This semi-annual report is intended for shareholders of PIC Mutual Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the fund. If used as sales literature after June 30, 2003, this semi-annual report must be accompanied by performance updates for the most recent calendar quarter.

Past performance is not an indication of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.



                        Dealer Services: (800) 385-4053
                      Shareholder Services: (800) 618-7643
                            Website: www.provnet.com


                                                                         (06/03)

Item 2: Code of Ethics - Not applicable to Semi-Annual Report

Item 3: Audit Committee Financial Expert - Not applicable to Semi-Annual Report

Item 4: Principal Accountant Fees and Services - Not applicable to Semi-Annual Report

Items 5-8: Reserved.

Item 9: Controls and Procedures -

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits: - Certifications required by Item 10(b) of Form N-CSR are filed herewith.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as require by Rule 30a-2 under the Act (17 CFR 270.30a-2)

(c)      Certification pursuant to Section 906 of the Sarbanes-Oxley Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIC SMALL CAP PORTFOLIO

By (Signature and Title)* /S/ THOMAS M. MITCHELL
                          ------------------------
                              Thomas M. Mitchell
                               President

Date: July 2, 2003
    --------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIC SMALL CAP PORTFOLIO

By (Signature and Title)* /S/ WILLIAM T. WARNICK
                          --------------------------------
                              William T. Warnick
                              Vice President and Treasurer


Date: July 2, 2003
    ---------------------------

FORM N-CSR CERTIFICATION

I, Thomas M. Mitchell, certify that:

1.   I have reviewed this report on Form N-CSR of PIC Small Cap Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: July 2, 2003                                    /S/ THOMAS M. MITCHELL
    --------------------                              ----------------------
                                                      Thomas M. Mitchell
                                                      President

FORM N-CSR CERTIFICATION

I, William T. Warnick, certify that:

1.   I have reviewed this report on Form N-CSR of PIC Small Cap Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: July 2, 2003                         /S/ WILLIAM T. WARNICK
     --------------------                  ----------------------
                                           William T. Warnick
                                           Vice President and Treasurer

         CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT

         Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, each of the undersigned officers of PIC Small Cap Portfolio, do hereby certify, to such officer's knowledge, that the report on Form N-CSR of PIC Small Cap Portfolio for the period ended April 30, 2003 fully complies with the requirements of
Section 13(a) or 15(d) of the Securities Exchange Act of 1934 and information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of PIC Small Cap Portfolio.


/S/ THOMAS M. MITCHELL                   /S/ WILLIAM T. WARNICK
----------------------                   ----------------------
Thomas M. Mitchell                       William T. Warnick
President, PIC Small Cap Portfolio       Vice President and Treasurer, PIC Small
                                         Cap Portfolio


Dated: July 2, 2003


A signed original of this written statement required by Section 906 has been provided by PIC Small Cap Portfolio and will be retained by PIC Small Cap Portfolio and furnished to the SEC or its staff upon request.